                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 101 Federal Street Boston, Massachusetts 02110
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Investments VIT Funds

Annual Report

December 31, 2003

Scudder Real Estate Securities Portfolio

Contents

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest.

Investments in variable portfolios involve risk. Some portfolios have more risk than others. This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

Management Summary December 31, 2003

Scudder Real Estate Securities Portfolio posted an impressive 25.90% (Class B shares unadjusted for sales charges) total return from its inception May 1, 2003, to December 31, 2003. For the same period, the portfolio's benchmark, the Wilshire REIT Index (an unmanaged index that measures publicly traded REITs with a market capitalization of at least $100 million) posted a return of 28.60%. Since its inception, the portfolio benefited from both sector and stock selection, with every sector posting positive performance. However, the portfolio was opened on May 1 and initial inflows inhibited the fund from participating in the full upside of the market and contributed to its underperformance versus the benchmark. This effect is knows as "cash drag." As the fund continues to grow, the daily inflows into the fund become a smaller percentage of the overall portfolio, and the effect of this cash drag becomes less and less over time.

At the start of the year, investor optimism and attractive valuations created a positive environment for REITs. While the war in Iraq and deflationary warnings from the Fed temporarily gave investors pause, their steady focus on the economic recovery that continued to unfold during the period drove a tremendous migration into stocks in general and REITs in particular.

As compared with the benchmark, the portfolio was overweight in the regional mall and retail sectors, which boosted relative performance over the period. Top-performing individual issues included Chelsea Property Group (retail) and General Growth Properties (regional malls). We began with a slight underweight in hotels and gradually increased our position over the course of the year to a slight overweight. An underweight position in self-storage detracted from performance, as this small sector outpaced the index over the period.

A respectable yield in a low-interest-rate environment is often cited as the reason for the outstanding performance of REITs in recent years. While yield has been a factor, we also believe that investors are recognizing the solid total return potential within the REIT market.

Karen J. Knudson John F. Robertson
John W. Vojticek Mark D. Zeisloft
Co-Managers

The unmanaged Wilshire REIT Index is a capitalization-weighted group of real estate investment trusts. The index includes the reinvestment of all distributions and is not available for direct investment.

Performance is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit our Web site at scudder.com for the product's most recent month-end performance. Performance does not include the effect of contract charges, which would reduce the returns shown.

This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read this portfolio's prospectus for specific details regarding its risk profile.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Performance Summary as of December 31, 2003

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. For the product's most recent month-end performance call 1-800-621-1048. Performance does not include the effect of contract charges, which would reduce the returns shown.

The investment advisor has agreed to either limit, waive or reduce certain fees temporarily for this Portfolio; see the prospectus for complete details. Without such limits, waivers or reductions, the performance figures for this Portfolio would be lower.

Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes.

Growth of an Assumed $10,000 Investment in Scudder Real Estate Securities Portfolio from 5/1/2003 to 12/31/2003
[] Scudder Real Estate Securities Portfolio [] Wilshire REIT Index

The Wilshire REIT Index is an unmanaged index of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.

Index returns assume reinvestment of dividends and, unlike funds returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results (as of December 31, 2003)
		Life of Portfolio*
Scudder Real Estate Securities Portfolio	Growth of $10,000	$12,590
	Total return	25.90%
Wilshire REIT Index	Growth of $10,000	$12,950
	Total return	29.50%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on May 1, 2003. Index returns begin April 30, 2003.

Information concerning portfolio holdings of the portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-621-1048.

Investment Portfolio as of December 31, 2003

	Shares	Value ($)

Common Stocks 87.1%
Apartments 19.6%
Archstone-Smith Trust (REIT)	16,300	456,074
Avalonbay Communities, Inc. (REIT)	3,800	181,640
Boardwalk Equities, Inc. (REIT)	2,987	41,310
BRE Properties, Inc. "A" (REIT)	4,300	143,620
Equity Residential (REIT)	21,400	631,514
Essex Property Trust, Inc. (REIT)	1,200	77,064
Home Properties, Inc.* (REIT)	5,000	201,950
Summit Properties, Inc. (REIT)	3,700	88,874
United Dominion Realty Trust, Inc. (REIT)	10,600	203,520
		2,025,566
Hotels 7.5%
Hilton Hotels Corp.	15,800	270,654
Host Marriott Corp. (REIT)	26,200	322,784
Starwood Hotels & Resorts Worldwide, Inc.	4,900	176,253
		769,691
Industrials 12.6%
Catellus Development Corp. (REIT)	15,060	363,247
CenterPoint Properties Corp. (REIT)	2,400	179,760
Liberty Property Trust (REIT)	3,500	136,150
ProLogis (REIT)	19,500	625,755
		1,304,912
Office 19.1%
Arden Realty Group, Inc. (REIT)	9,028	273,910
Boston Properties, Inc. (REIT)	5,600	269,864
Brookfield Properties Corp. (REIT)	10,400	298,480
CarrAmerica Realty Corp. (REIT)	3,600	107,208
Equity Office Properties Trust (REIT)	8,500	243,525
Glenborough Realty Trust, Inc. (REIT)	2,300	45,885
Highwoods Properties, Inc. (REIT)	8,800	223,520
	Shares	Value ($)

Mack-Cali Realty Corp. (REIT)	8,700	362,094
Reckson Associates Realty Corp. (REIT)	2,500	60,750
SL Green Realty Corp. (REIT)	2,200	90,310
		1,975,546
Regional Malls 15.8%
General Growth Properties, Inc. (REIT)	16,600	460,650
Pennsylvania Real Estate Investment Trust (REIT)	4,970	180,411
The Rouse Co. (REIT)	4,600	216,200
Simon Property Group, Inc. (REIT)	14,750	683,515
Taubman Centers, Inc. (REIT)	4,400	90,640
		1,631,416
Retail 10.8%
Chelsea Property Group, Inc. (REIT)	6,200	339,822
Developers Diversified Realty Corp. (REIT)	5,600	187,992
Pan Pacific Retail Properties, Inc. (REIT)	7,700	366,905
Regency Centers Corp. (REIT)	5,600	223,160
		1,117,879
Other 1.7%
Public Storage, Inc. (REIT)	4,100	177,899
Total Common Stocks (Cost $8,154,394)		9,002,909

	Principal Amount ($)	Value ($)

Repurchase Agreements 12.9%
State Street Bank and Trust Co., 0.78%, dated 12/31/2003, to be repurchased at $1,334,058 on 1/2/2004 (b) (Cost $1,334,000)	1,334,000	1,334,000
Total Investment Portfolio - 100.0% (Cost $9,488,394) (a)		10,336,909

Notes to Scudder Real Estate Securities Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $9,488,953. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $847,956. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $849,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,575.
(b) Collaterized by $905,000 US Treasury Bond, 13.25%, maturing on 5/15/2014 with value of $1,360,894.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $8,154,394)	$ 9,002,909
Repurchase agreements, at value (cost $1,334,000)	1,334,000
Investments in securities, at value (cost $9,488,394)	$ 10,336,909
Cash	944
Receivable for investments sold	15,111
Dividends receivable	35,853
Interest receivable	29
Receivable for Portfolio shares sold	142,058
Total assets	10,530,904
Liabilities
Payable for investments purchased	394,889
Payable for fund shares redeemed	27
Advisory fee payable	3,258
Other accrued expenses and payables	22,548
Total liabilities	420,722
Net assets, at value	$ 10,110,182
Net Assets
Net assets consist of: Undistributed net investment income	$ 99,328
Net unrealized appreciation (depreciation) on: Investment securities	848,515
Accumulated net realized gain (loss)	29,389
Paid-in capital	9,132,950
Net assets, at value	$ 10,110,182
Class B
Net Asset Value, offering and redemption price per share ($10,110,182 / 802,965 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 12.59

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the period May 1, 2003 (commencement of operations) to December 31, 2003
Investment Income
Income: Dividends (net of foreign taxes withheld of $331)	$ 128,858
Interest	4,314
Total Income	133,172
Expenses: Advisory fee	26,235
Administrator service fee	3,500
Distribution service fees (Class B)	7,287
Record keeping fees (Class B)	4,372
Professional fees	21,804
Trustees' fees and expenses	1,124
Reports to shareholders	2,686
Organization and offering costs	4,417
Excise tax	4,443
Other	1,560
Total expenses, before expense reductions	77,428
Expense reductions	(33,704)
Total expenses, after expense reductions	43,724
Net investment income (loss)	89,448
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	7,920
Capital gain dividends received	21,469
29,389
Net unrealized appreciation (depreciation) during the period on investments	848,515
Net gain (loss) on investment transactions	877,904
Net increase (decrease) in net assets resulting from operations	$ 967,352

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	For the Period May 1, 2003 (commencement of operations) to December 31, 2003
Operations: Net investment income (loss)	$ 89,448
Net realized gain (loss) on investment transactions	29,389
Net unrealized appreciation (depreciation) on investment transactions during the period	848,515
Net increase (decrease) in net assets resulting from operations	967,352
Fund share transactions: Proceeds from shares sold - Class B	8,142,830
Net increase (decrease) in net assets from Fund share transactions	8,142,830
Increase (decrease) in net assets	9,110,182
Net assets at beginning of period (original investment)	1,000,000
Net assets at end of period (including undistributed net investment income of $94,885)	$ 10,110,182
Other Information
Class B
Shares outstanding at beginning of period (original investment)	100,000
Shares sold	702,965
Shares outstanding at end of period	802,965

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class B

2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.24
Net realized and unrealized gain (loss) on investment transactions	2.35
Total from investment operations	2.59
Net asset value, end of period	$ 12.59
Total Return (%)[c]	25.90**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10
Ratio of expenses before expense reductions (%)	2.61*
Ratio of expenses after expense reductions (%)	1.50*
Ratio of net investment income (loss) (%)	3.07*
Portfolio turnover rate (%)	10*

a For the period May 1, 2003 (commencement of sales of Class B shares) to December 31, 2003.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business Trust. The Trust is comprised of several funds. Scudder Real Estate Securities Portfolio (the "Portfolio") is a non-diversified series of the Trust.

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers Class A shares (none sold as of December 31, 2003) and Class B shares. Sales of Class B shares commenced May 1, 2003 and are subject to Rule 12b-1 fees under the 1940 Act and record keeping fees, equal to an annual rate of up to 0.25% and 0.15%, respectively, of the average daily net assets of the Class B shares. Class A shares are not subject to such fees. Class A shares have not been funded and thus are not shown in these financial statements.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions received from Real Estate Investment Trusts (REITs) in excess of income are recorded as a reduction of cost of investments and/or realized gain.

Expense. The Trust accounts separately for the assets, liabilities and operations of each of the series in the Trust. Expenses directly attributable to a series are charged to that series, while the expenses that are attributable to the Trust are allocated among the series in the Trust based upon the relative net assets of each series.

Federal Income Taxes. It is Portfolio's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

Distribution of Income and Gains. The Portfolio pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Portfolio records dividends and distributions on its books on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Portfolio's components of distributable earnings (accumulated gains) on a tax-basis were as follows:

December 31, 2003
Undistributed ordinary income*	$ 107,981
Undistributed net long-term capital gains	$ 21,295
Capital loss carryforwards	$ -
Unrealized appreciation (depreciation) on investments	$ 847,956

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

B. Purchase and Sales

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003, were $8,431,757 and $258,823, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Investment Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.90% of the first $250,000,000 of Portfolio's average daily net assets, 0.875% of the next $250,000,000 of such net assets, 0.85% of the next $500,000,000 of such net assets, 0.825% of the next $1,500,000,000 of such net assets, and 0.80% of such net assets in excess of $2,500,000,000.

The Advisor has delegated all its advisory responsibilities to RREEF America L.L.C. ("RREEF" or the "Sub-Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is responsible for managing the investment operations of the Portfolio and the composition of the Portfolio's holdings of securities and other investments. As compensation for its services, under the Sub-Advisory Agreement, RREEF is entitled to an annual fee, paid monthly, at the annual rate of 0.45% of the first $100,000,000 of the Portfolio's average daily net assets, 0.40% of the next $100,000,000 of such assets, and 0.35% of such assets exceeding $200,000,000. RREEF is paid by DeAM and not the Portfolio.

For the period ended December 31, 2003, the Advisor and Administrator agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to maintain the annualized expenses of Class B shares at 1.50% of average daily net assets. Accordingly, for the period ended December 31, 2003, the Advisor did not impose a portion of its fee amounting to $18,545, and the portion imposed amounted to $7,690 which was equivalent to an annual effective rate of 0.26% of the Portfolio's average net assets. In addition, the Advisor and Administrator waived additional expenses of $4,372.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.12%. For the period ended December 31, 2003, ICCC received an administrator service fee of $3,500, all of which was waived.

ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Portfolio.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the period ended December 31, 2003, the Distribution fee was $7,287, all of which was waived.

Certain officers and trustees of the Portfolio are also officers and trustees of DeAM. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Real Estate Concentration Risk

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increase in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

Report of Independent Auditors

To the Shareholders and Board of Trustees
Scudder Investments VIT Funds - Scudder Real Estate Securities Portfolio

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Scudder Real Estate Securities Portfolio (the "Portfolio") one of the Portfolios of Scudder Investments VIT Funds, as of December 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the period May 1, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Real Estate Securities Portfolio of Scudder Investments VIT Funds at December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period May 1, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States.

Philadelphia, Pennsylvania
February 13, 2004

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $24,000 as capital gain dividends for its year ended December 31, 2003, of which 100% represents 15% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992); Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	66
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989 to October 2003).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman and Trustee since 2002	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
201

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Trustee.
Brenda Lyons[5] 2/21/63 President since 2003	Managing Director, Deutsche Asset Management.
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Charles A. Rizzo[5] 8/5/57 Treasurer and Chief Financial Officer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[5] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[5] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[5] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[5] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[5] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Investments VIT Funds of which this fund is a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

About the Portfolio's Advisor

Deutsche Asset Management, Inc. ("DeAM, Inc.") is the Portfolio's advisor and RREEF America L.L.C. ("RREEF") is the Portfolio's sub-advisor. DeAM, Inc. and RREEF are indirect wholly owned subsidiaries of Deutsche Bank AG.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT-2 (2/29/04) 27895

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2003, Scudder Investments VIT Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                            SCUDDER REAL ESTATE FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst  &  Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year        Audit                                              All Other
   Ended       Fees Billed       Audit-Related          Tax Fees     Fees Billed
December 31        to Fund      Fees Billed to Fund   Billed toFund    to Fund
--------------------------------------------------------------------------------
2003             $14,350               $0               $4,400             $0
--------------------------------------------------------------------------------
2002*              N/A                N/A                 N/A             N/A
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

* The Fund commenced operations on May 1, 2003.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by Ernst & Young to
Deutsche Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any
entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                  Audit-Related           Tax Fees             All
                  Fees Billed to         Billed to          Other Fees Billed
 Fiscal Year     Adviser and            Adviser and         to Adviser and
   Ended         Affiliated Fund        Affiliated Fund      Affiliated Fund
December 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003               $112,900                 $0                    $0
--------------------------------------------------------------------------------
2002               $212,800                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and
                           Affiliated Fund
                          Service Providers     Total Non-Audit Fees
                Total    (engagements related   billed to Adviser
              Non-Audit    directly to the     and Affiliated Fund
                Fees       operations and       Service Providers
               Billed     financial reporting     (all other
Fiscal Year    to Fund      of the Fund)           engagements)       Total of
   Ended                                                               (A), (B)
December 31      (A)            (B)                   (C)               and (C)
--------------------------------------------------------------------------------
2003          $4,400            $0               $3,742,000          $3,746,400
--------------------------------------------------------------------------------
2002             N/A             $0                $963,492            $963,492
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------